American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

Supplement dated August 1, 2006 * Prospectuses dated January 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

B CLASS SHARES ARE NO LONGER AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS IN SIMPLE IRAS, SEP IRAS AND SARSEP PLANS
ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES (CALIFORNIA
HIGH-YIELD MUNICIPAL ONLY).

THE FOLLOWING REPLACES THE ENTRY FOR CALIFORNIA TAX-FREE MONEY MARKET IN THE
ANNUAL FUND OPERATING EXPENSES CHART ON PAGE 7 OF THE PROSPECTUS FOR CALIFORNIA
LIMITED-TERM TAX-FREE, CALIFORNIA LONG-TERM TAX-FREE, CALIFORNIA TAX-FREE BOND
AND CALIFORNIA TAX-FREE MONEY MARKET.

                                      DISTRIBUTION             TOTAL ANNUAL
                         MANAGEMENT   AND SERVICE   OTHER      FUND OPERATING
                         FEE(1)(2)    (12B-1) FEES  EXPENSES   EXPENSES
-----------------------------------------------------------------------------
California Tax-Free
Money Market
  Investor Class         0.49%        None          0.03%(3)   0.52%
-----------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND ASSETS
     DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The
     Investment Advisor UNDER Management.

(2)  EFFECTIVE AUGUST 1, 2006, AMERICAN CENTURY VOLUNTARILY WAIVED A
     PORTION OF THE FUND'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER, THE
     MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES WILL BE 0.48% AND
     0.51%, RESPECTIVELY. THIS FEE WAIVER IS VOLUNTARY AND MAY BE REVISED OR
     TERMINATED AT ANY TIME BY AMERICAN CENTURY WITHOUT NOTICE.

(3)  OTHER EXPENSES INCLUDE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, INTEREST AND PORTFOLIO INSURANCE.

THE FOLLOWING IS ADDED AS THE FIRST PARAGRAPH UNDER CALIFORNIA LIMITED-TERM
TAX-FREE/CALIFORNIA TAX-FREE BOND AND AS THE SECOND PARAGRAPH UNDER CALIFORNIA
LONG-TERM TAX-FREE ON PAGE 14 OF THE PROSPECTUS FOR CALIFORNIA LIMITED-TERM
TAX-FREE, CALIFORNIA LONG-TERM TAX-FREE, CALIFORNIA TAX-FREE BOND AND CALIFORNIA
TAX-FREE MONEY MARKET.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team since July 2001. He joined American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

THE FOLLOWING IS ADDED AS THE FIRST PARAGRAPH UNDER CALIFORNIA TAX-FREE MONEY
MARKET ON PAGE 14 OF THE PROSPECTUS FOR CALIFORNIA LIMITED-TERM TAX-FREE,
CALIFORNIA LONG-TERM TAX-FREE, CALIFORNIA TAX-FREE BOND AND CALIFORNIA TAX-FREE
MONEY MARKET.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 2003. He joined American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

FOR CALIFORNIA HIGH-YIELD MUNICIPAL, THE FOLLOWING ARE ADDED AS THE LAST TWO
SENTENCES TO THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY.

The fund is not available for employer-sponsored retirement plans. For more information regarding employer-sponsored retirement plan types, please see
BUYING AND SELLING FUND SHARES in the statement of additional information.

FOR CALIFORNIA HIGH-YIELD MUNICIPAL, THE FOLLOWING REPLACES THE SECOND AND
FOURTH BULLETS, RESPECTIVELY, UNDER WAIVERS FOR CERTAIN INVESTORS.

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000 ($2,500 for California Tax-Free Money Market). Financial
intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See INVESTING THROUGH A FINANCIAL
INTERMEDIARY for more information. These funds are not available for employer-sponsored retirement plans.

------------------------------------------------------------------------
Broker-dealer sponsored wrap program
accounts and/or fee-based accounts                       No minimum
------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)               $5,000(1)(2)(3)
------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

(2)  $2,500 FOR CALIFORNIA TAX-FREE MONEY MARKET.

(3)  TO ESTABLISH A CESA, YOU MUST EXCHANGE FROM ANOTHER AMERICAN CENTURY
     CESA OR ROLL OVER A MINIMUM OF $5,000 IN ORDER TO MEET THE FUND'S MINIMUM.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

THE FOLLOWING REPLACES THE SECTION LIMITATIONS ON SALE ON PAGE 20 IN THE
CALIFORNIA HIGH-YIELD MUNICIPAL PROSPECTUS.

LIMITATIONS ON SALE

As of the date of this prospectus, California High-Yield Municipal Fund is registered for sale only in the following states: Arizona, California, Colorado,
Florida, Hawaii, Idaho, Montana, New Mexico, Nevada, New York, Oregon, Texas,
Utah, Washington and the Virgin Islands.

THE FOLLOWING IS ADDED AS THE THIRD PARAGRAPH UNDER ABUSIVE TRADING PRACTICES ON
PAGE 19 OF THE PROSPECTUS FOR CALIFORNIA LIMITED-TERM TAX-FREE, CALIFORNIA
LONG-TERM TAX-FREE, CALIFORNIA TAX-FREE BOND AND CALIFORNIA TAX-FREE MONEY
MARKET.

For money market funds, American Century anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading.
However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE NEXT PARAGRAPH.

For non-money market funds, American Century uses a variety of techniques to monitor for and detect abusive trading practices.

THE FOLLOWING HEADINGS AND PARAGRAPH ARE ADDED AS THE SECOND PARAGRAPH UNDER
SHARE PRICE ON PAGE 21 OF THE PROSPECTUS FOR CALIFORNIA LIMITED-TERM TAX-FREE,
CALIFORNIA LONG-TERM TAX-FREE, CALIFORNIA TAX-FREE BOND AND CALIFORNIA TAX-FREE
MONEY MARKET.

CALIFORNIA TAX-FREE MONEY MARKET

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

OTHER FUNDS

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50393 0608

American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional Information dated January 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

EFFECTIVE MAY 14, 2006, ANTONIO CANOVA RESIGNED FROM THE BOARD OF TRUSTEES.

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 33 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 32.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Acting Chief Compliance Officer, Senior Vice
President, Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM AND ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING TABLE REPLACES THE OTHER ACCOUNTS MANAGED TABLE ON PAGE 45.

OTHER ACCOUNTS MANAGED (AS OF AUGUST 31, 2005)
                                                                    OTHER
                                                                    ACCOUNTS
                                                                    (E.G.,
                                  REGISTERED                        SEPARATE
                                  INVESTMENT                        ACCOUNTS
                                  COMPANIES       OTHER POOLED      AND
                                  (E.G., OTHER    INVESTMENT        CORPORATE
                                  AMERICAN        VEHICLES (E.G.,   ACCOUNTS,
                                  CENTURY         COMMINGLED        INCLUDING
                                  FUNDS AND       TRUSTS AND        INCUBATION
                                  AMERICAN        529               STRATEGIES
                                  CENTURY -       EDUCATION         AND
                                  SUBADVISED      SAVINGS           CORPORATE
                                  FUNDS)          PLANS)            MONEY)
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
Steve          Number of Other    1               0                 0
Permut         Accounts Managed
               -----------------------------------------------------------------
               Assets in Other    $190,805,341    N/A               N/A
               Accounts Managed
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE
--------------------------------------------------------------------------------
Steve          Number of Other    14              0                 2
Permut(1)      Accounts Managed
               -----------------------------------------------------------------
               Assets in Other    $9,343,752,476  N/A               $126,400,096
               Accounts Managed
--------------------------------------------------------------------------------
Robert J.      Number of Other    1               0                 0
Miller         Accounts Managed
               -----------------------------------------------------------------
               Assets in Other    $434,638,279    N/A               N/A
               Accounts Managed
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE
--------------------------------------------------------------------------------
David MacEwen  Number of Other    5               0                 0
               Accounts Managed
               -----------------------------------------------------------------
               Assets in Other    $1,810,132,827  N/A               N/A
               Accounts Managed
--------------------------------------------------------------------------------
Steve          Number of Other    14              0                 2
Permut(1)      Accounts Managed
               -----------------------------------------------------------------
               Assets in Other    $9,054,700,466  N/A               $126,400,096
               Accounts Managed
--------------------------------------------------------------------------------

(1)  INFORMATION AS OF JUNE 15, 2006.

OTHER ACCOUNTS MANAGED (AS OF AUGUST 31, 2005)
                                                                  OTHER
                                                                  ACCOUNTS
                                                                  (E.G.,
                                REGISTERED                        SEPARATE
                                INVESTMENT                        ACCOUNTS
                                COMPANIES       OTHER POOLED      AND
                                (E.G., OTHER    INVESTMENT        CORPORATE
                                AMERICAN        VEHICLES (E.G.,   ACCOUNTS,
                                CENTURY         COMMINGLED        INCLUDING
                                FUNDS AND       TRUSTS AND        INCUBATION
                                AMERICAN        529               STRATEGIES
                                CENTURY -       EDUCATION         AND
                                SUBADVISED      SAVINGS           CORPORATE
                                FUNDS)          PLANS)            MONEY)
------------------------------------------------------------------------------
CALIFORNIA TAX-FREE BOND(1)
------------------------------------------------------------------------------
Steve        Number of Other    14              0                 2
Permut(1)    Accounts Managed
             -----------------------------------------------------------------
             Assets in Other    $9,077,773,591  N/A               $126,400,096
             Accounts Managed
------------------------------------------------------------------------------
Robert J.    Number of Other    1               0                 0
Miller       Accounts Managed
             -----------------------------------------------------------------
             Assets in Other    $181,301,132    N/A               N/A
             Accounts Managed
------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY
MARKET
------------------------------------------------------------------------------
Steve        Number of Other    14              0                 2
Permut(1)    Accounts Managed
             -----------------------------------------------------------------
             Assets in Other    $9,446,028,394  N/A               $126,400,096
             Accounts Managed
------------------------------------------------------------------------------
Todd         Number of Other    0               0                 0
Pardula      Accounts Managed
             -----------------------------------------------------------------
             Assets in Other    N/A             N/A               N/A
             Accounts Managed
------------------------------------------------------------------------------

(1)  INFORMATION AS OF JUNE 15, 2006.

THE FOLLOWING TABLE REPLACES THE OWNERSHIP OF SECURITIES TABLE ON PAGE 47.

OWNERSHIP OF SECURITIES
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
California
High-Yield Municipal
          Steve Permut             F
--------------------------------------------------------------------------------
California Limited-Term
Tax-Free Fund
          Steve Permut(1)(2)       A
--------------------------------------------------------------------------------
          Robert Miller            C
--------------------------------------------------------------------------------
California
Long-Term Tax-Free
          David MacEwen            C
--------------------------------------------------------------------------------
          Steve Permut(1)(2)       A
--------------------------------------------------------------------------------
California Tax-Free
Bond Fund(3)
          Steve Permut(1)(2)       A
--------------------------------------------------------------------------------
          Robert Miller(2)         A
--------------------------------------------------------------------------------
California Tax-Free
Money Market
          Steve Permut(1)          F
--------------------------------------------------------------------------------
          Todd Pardula             C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  INFORMATION AS OF JUNE 15, 2006.

(2)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

(3)  FORMERLY KNOWN AS CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND.

THE FOLLOWING IS ADDED AT THE END OF THE SECTION BUYING AND SELLING FUND SHARES
ON PAGE 56.

American Century considers employer-sponsored retirement plans to include the following:

* 401(a) plans                                * 457 plans
* pension plans                               * KEOGH plans
* profit sharing plans                        * employer-sponsored 403(b) plans (including self-directed)
* 401k plans                                  * nonqualified deferred compensation plans
* money purchase plans                        * nonqualified excess benefit plans
* target benefit plans                        * nonqualified retirement plans
* Taft-Hartley multi-employer pension plans   * SIMPLE IRAs
* SERP and "Top Hat" plans                    * SEP IRAs
* ERISA trusts                                * SARSEP
* employee benefit trusts

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                  TRADITIONAL
                                            EMPLOYER-SPONSORED    AND ROTH
                                            RETIREMENT PLANS      IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased @NAV(1)     Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased             Yes, for plans        Yes
with dealer concessions and sales charge    under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)          No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased             Yes, for plans        Yes
with dealer concessions and CDSC(2)         under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased             Yes                   No
with no dealer concessions and CDSC(1)(2)
--------------------------------------------------------------------------------
Investor Class shares may be purchased      Yes                   Yes
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50408   0608